Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Bad debt provision	$ 63	¥ 431	¥ 179
Impairment of a long term investment	364	2,500	2,500
Donations	436	3,000
Accrued expenses and other liabilities	1,505	10,345	18,766
Advertising expenses	61,360	421,883	89,529
Tax losses	50,005	343,809	52,486
Less: valuation allowance	(113,733)	(781,968)	¥ (163,460)
PRC
Taxable losses	$ 225,627	1,551,301
Undistributed earnings of subsidiaries		0
Accrued withholding tax on earnings of subsidiaries		¥ 0